--------------------------------------------------------------------------------
PORTFOLIO MANAGER'S LETTER
--------------------------------------------------------------------------------

Dear Fellow Shareholders:

    The Driehaus International Growth Fund returned 6.8% for the period October 28, 1996 to March 31, 1997, which compared to the 1.0% return for the EAFE Index during the period October 31, 1996 to March 31, 1997.

    European markets have been very strong so far this year, although their performance, for U.S. investors has been mostly offset by the dollar's strong rise. We view the strength of these markets and the strength of the dollar as being related. In particular, some of the best performing companies have been those that have a large portion of their earnings in dollars. This includes the auto sector, where we own Porsche, Volvo and BMW.

    Southeast Asian markets have been disappointing performers so far this year. While we continue to find shares that are attractive, we believe there are some important reasons to be selective in these markets. In particular, the recent experience of the Thai stock market is important to consider. After being a top performer, this market has fallen more than 50% from its high. The primary reason has been excess speculation in property and other assets, which in turn led to problems in the banking and financial sectors. The potential for similar problems exists in the other "tiger" economies as well, although we do not expect any imminent repeat of the Thai experience.

    Other emerging markets continue to perform well, however. The fund has had a big weighting in Brazil this year, which has done very well. The Latin American economies in general have shown very strong performances recently. Following the crash of the Mexican market in 1994, it appeared to many that the economic reforms begun early in the decade were not going to continue. In fact, there has been no trend to re-nationalize companies or impose new trade barriers, and market-oriented reforms have for the most part continued. It is extremely positive that these economies have survived this "test", and we expect excellent performance from these markets going forward.
    I would like to highlight the following stocks in our portfolio which demonstrate how we are implementing our investment style around the world.

    Lippo Securities: Lippo Securities, a recent purchase, is one of the largest stockbrokers in Indonesia. The Indonesian stock market has undergone a dramatic boom recently with retail investors finally starting to invest in stocks. Lippo is one of the largest retail brokers in Indonesia and has benefited from a 60% surge in trading volume. The market has subsequently raised its net profits estimates by a large margin and the stock has been an excellent performer.

    FEMSA: Femento Economica Mexicana SA (FEMSA) produces, distributes and sells soft drinks and beer. The company sells its beer in Mexico and exports to 63 countries throughout the world. FEMSA is a controlling shareholder of Coca Cola FEMSA which bottles and sells Coca Cola products in Mexico and Argentina. Fourth quarter results were outstanding with revenues advancing 16% while operating results were up 78%. Operating margins improved from 8.3% during Q4 1995 to 12.8% during Q4 1996.

We appreciate your support.
                     Sincerely,

                     William R. Anderson
                     William R. Andersen
                     Portfolio Manager
                     April 22, 1997

Investment Philosophy: We seek to achieve superior investment returns primarily by investing in companies outside the U.S. that are currently demonstrating rapid growth in their sales and earnings and which, in our judgment, have the ability to continue or accelerate their growth rates in the future. We manage our portfolio actively (above average turnover) to insure that we are fully invested in companies that meet these criteria.

                          AVERAGE ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------

                                                                   DRIEHAUS        EAFE
                                                                   --------        ----
  Year ended 3/31/97                                                13.21%         1.45%
  Three Years ended 3/31/97                                         15.59%         6.53%
  Five Years ended 3/31/97                                          18.27%        10.57%
  Since Inception (7/1/90 - 3/31/97)                                15.92%         5.36%

    Performance is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares.

         MEASUREMENT PERIOD                DRIEHAUS            EAFE
        (FISCAL YEAR COVERED)
JULY 1990                                     100000.00         100000.00
                                               86601.02          78801.44
                                               89754.80          87098.93
MAR 1991                                      102614.03          93572.94
                                              105602.44          88466.98
                                              105218.54          96051.34
                                              109186.45          97660.58
MAR 1992                                      117066.13          86071.08
                                              125981.92          87890.81
                                              118237.08          89215.53
                                              118560.94          85772.87
MAR 1993                                      135189.08          96054.29
                                              142779.49         105715.74
                                              163310.68         112727.08
                                              205951.97         113701.00
MAR 1994                                      175416.95         117675.75
                                              170317.78         123687.96
                                              190876.43         123807.75
                                              177912.96         122544.75
MAR 1995                                      169278.50         124827.48
                                              186040.29         125733.79
                                              207509.22         130975.58
                                              210086.28         136279.28
MAR 1996                                      239280.38         140217.08
                                              268838.01         142435.56
                                              253344.15         142256.88
                                              261497.17         144520.10
MAR 1997                                      270881.64         142256.54

    The quoted performance data includes the performance of the Driehaus International Large Cap Fund, L.P. (the "Partnership"), the Fund's predecessor, for the periods before the Fund's registration statement became effective. The Partnership was established on July 1, 1990 and the Fund succeeded to the Partnership's assets on October 28, 1996. The Partnership was not registered under the Investment Company Act of 1940 and thus was not subject to certain investment and operational restrictions that are imposed by the 1940 Act. If the Partnership had been registered under the 1940 Act, its performance may have been adversely affected. The Partnership's performance has been restated to reflect the expenses of the Fund.

    Performance data presented measures change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Average annual total return reflects annualized change.

    The graph comparing the results of a $100,000 investment in the Fund, on July 1, 1990 (the date of the Partnership's inception), with all dividends and capital gains reinvested, with the EAFE Index with dividends reinvested.

    The EAFE Index (Morgan Stanley Capital International, Europe, Australia, Far East Index) is an unmanaged index that is a generally accepted benchmark for major overseas markets. Data is in U.S. dollars and includes reinvestment of dividends. Source: Morgan Stanley Capital International.

--------------------------------------------------------------------------------
                       DRIEHAUS INTERNATIONAL GROWTH FUND
                            SCHEDULE OF INVESTMENTS
                               FEBRUARY 28, 1997
                                  (UNAUDITED)
--------------------------------------------------------------------------------

                                   Number       Market
                                     of          Value
                                   Shares      (Note A)
---------------------------------------------------------
EQUITY SECURITIES -- 98.0%
---------------------------------------------------------
EUROPE -- 37.2%
  UNITED KINGDOM -- 5.7%
    Dr. Solomon Group
      PLC-ADR**................      65,000   $ 1,600,625
    Flextech PLC**.............     145,300     1,810,929
    Iona Technology
      PLC-ADR**................     100,000     2,012,500
    Millennium & Copthorne
      Hotels PLC...............     200,000     1,226,788
    PizzaExpress PLC...........     160,000     1,603,133
                                              -----------
                                                8,253,975
                                              -----------
  FINLAND -- 5.5%
    Huhtamki OY................      32,600     1,530,151
    Raision Tehtaat OY.........      41,500     3,796,738
    TT Tieto OY................      30,000     2,571,599
                                              -----------
                                                7,898,488
                                              -----------
  SWEDEN -- 4.6%
    Mo Och Domsjo AB...........      60,800     1,931,782
    Pricer AB**................      63,750     2,595,719
    WM Data AB.................      24,000     2,185,110
                                              -----------
                                                6,712,611
                                              -----------
  GERMANY -- 3.8%
    Porche AG..................       3,150     3,612,428
    SAP AG (Pref.).............      11,799     1,817,436
                                              -----------
                                                5,429,864
                                              -----------

  NORWAY -- 3.7%
    Nera ASA...................      38,950     1,897,150
    Tomra Systems ASA..........     185,000     3,502,695
                                              -----------
                                                5,399,845
                                              -----------

                                   Number       Market
                                     of          Value
                                   Shares      (Note A)
---------------------------------------------------------
  RUSSIA -- 3.1%
    Rostelecom**...............     210,000   $   825,300
    Rostelecom (Pref.)**.......     300,000       867,000
    Surgutneftegaz**...........   1,200,000       986,400
    Unified Energy System**....   4,000,000       912,000
    Unified Energy System
      (Pref.)**................   5,050,000       949,400
                                              -----------
                                                4,540,100
                                              -----------
  SPAIN -- 2.7%
    Tele Pizza SA**............      86,500     3,922,766
                                              -----------
  FRANCE -- 2.6%
    Dassault Systemes S.A. --
      ADR**....................      60,000     3,742,500
                                              -----------
  CZECH REPUBLIC -- 1.3%
    SPT Telekom AS**...........      14,800     1,925,120
                                              -----------
  IRELAND -- 1.1%
    CBT Group PLC -- ADR**.....      30,500     1,662,250
                                              -----------
  TURKEY -- 1.1%
    Dogan Sirketler Grubu
      Holdings AS..............  43,949,000     1,544,843
                                              -----------
  NETHERLANDS -- 0.8%
    ASM Lithograph Holding
      NV**.....................      16,700     1,110,550
                                              -----------
  HUNGARY -- 0.7%
    Richter Gedeon Rt. --
      GDR**....................      14,700     1,010,625
                                              -----------
  ITALY -- 0.5%
    Telecom Italia Mobile SpA..     284,000       743,240
                                              -----------
    Total Europe...............                53,896,777
                                              -----------

      Notes to Financial Statements are an integral part of this Schedule.

--------------------------------------------------------------------------------
                       DRIEHAUS INTERNATIONAL GROWTH FUND
                            SCHEDULE OF INVESTMENTS
                               FEBRUARY 28, 1997
                                  (UNAUDITED)
--------------------------------------------------------------------------------

                                   Number       Market
                                     of          Value
                                   Shares      (Note A)
---------------------------------------------------------
FAR EAST -- 31.4%
  MALAYSIA -- 9.9%
    Berjaya Sports Toto BHD....     663,000   $ 3,845,491
    IJM Corp. BHD..............     141,000       377,674
    Lityan Holdings BHD........      88,000     1,311,475
    MBF Capital BHD............   1,914,000     3,931,768
    Multi-Purpose Holdings
      BHD......................     877,000     2,084,142
    Star Publications..........     378,000     1,659,564
    UMW Holdings BHD...........     222,000     1,171,386
                                              -----------
                                               14,381,500
                                              -----------
  HONG KONG -- 6.0%
    China Everbrite -- IHD Pac
      Ltd......................   2,048,000     1,520,779
    China Overseas Land &
      Investment...............   4,776,000     2,790,945
    China Resources Enterprises
      Ltd......................     660,000     1,483,069
    Cosco Pacific Group........     730,000     1,018,157
    Guangnan Holdings..........   1,200,000     1,689,181
    Silver Grant International
      Industries Ltd...........     219,000       234,742
                                              -----------
                                                8,736,873
                                              -----------
  INDONESIA -- 6.0%
    PT Bank Dagang Nasional
      Indonisia (Foreign)......     832,500       859,949
    PT Lippo Securities
      (Local)..................   5,000,000     3,495,409
    PT Ramayana Lestari Sentosa
      (Local)**................     300,000       723,079
    PT Ramayana Lestari Sentosa
      (Foreign)**..............   1,321,500     3,185,169
    PT Steady Safe
      Transportation Service
      (Foreign)................     293,300       385,599
                                              -----------
                                                8,649,205
                                              -----------
  SINGAPORE -- 3.9%
    Datacraft Asia Ltd.........   1,260,000     2,772,000
    Steamers Maritime
      Holdings.................   1,450,000     1,494,217
    Thakral Corporation Ltd....   1,340,000     1,353,400
                                              -----------
                                                5,619,617
                                              -----------

                                   Number       Market
                                     of          Value
                                   Shares      (Note A)
---------------------------------------------------------
  PHILIPPINES -- 3.4%
    Bank Of Philippine
      Islands..................     143,000   $ 1,032,295
    Belle Corp.**..............   3,687,500     1,176,862
    International Container
      Terminal Services, Inc...   1,082,500       658,055
    La Tondena Distillers
      Inc......................     726,000     2,027,394
                                              -----------
                                                4,894,606
                                              -----------

  JAPAN -- 2.0%
    Sony Corp..................      20,000     1,442,172
    TDK Corp...................      22,000     1,471,645
                                              -----------
                                                2,913,817
                                              -----------

  TAIWAN -- 0.2%
    ASE Test Ltd.**............      10,000       218,750
                                              -----------
    Total Far East.............                45,414,368
                                              -----------

SOUTH AMERICA -- 12.2%
  BRAZIL -- 9.4%
    Companhia Paulista de Forca
      e Luz**..................   9,960,000     1,374,937
    Eletricidade De Sao Paulo
      S.A.**...................   8,190,000     1,589,535
    Ericsson Telecommunicacoes
      S.A......................  41,796,000     1,116,972
    Lojas Arapua S.A...........  60,000,000     1,455,618
    Petroleo Brasileiro S.A....  10,800,000     2,147,465
    Telecommunicacoes
      Brasileiras S.A..........  29,900,000     2,782,057
    Telecommunicacoes De Sao
      Paulo S.A................   8,280,000     2,245,076
    Telecommunicacoes Rio de
      Janeiro S.A..............   3,862,000       562,159
    Vitech America, Inc.**.....      25,000       343,750
                                              -----------
                                               13,617,569
                                              -----------

  CHILE -- 2.1%
    Santa Isabel SA............     100,000     3,000,000
                                              -----------
  PERU -- 0.7%
    Telefonica De Peru S.A.....      50,000     1,100,000
                                              -----------
    Total South America........                17,717,569
                                              -----------

      Notes to Financial Statements are an integral part of this Schedule.

--------------------------------------------------------------------------------
                       DRIEHAUS INTERNATIONAL GROWTH FUND
                            SCHEDULE OF INVESTMENTS
                               FEBRUARY 28, 1997
                                  (UNAUDITED)
--------------------------------------------------------------------------------

                                   Number       Market
                                     of          Value
                                   Shares      (Note A)
---------------------------------------------------------
NORTH AMERICA -- 11.6%
  MEXICO -- 7.7%
    Desc SA de CV..............     156,000   $   998,557
    Femento Economica Mexicano
      SA.......................     720,000     3,018,262
    Grupo Financiero Banamex
      ACCIVAL, SA de CV........     770,000     1,814,948
    Grupo Iusacell S.A. --
      ADR**....................     158,000     1,777,500
    Panamerican Beverage Inc...      38,000     2,142,250
    San Louis Corp. S.A. --
      CPO......................     240,000     1,439,849
                                              -----------
                                               11,191,366
                                              -----------

  CANADA -- 3.1%
    Abacan Resources Corp.**...     133,000     1,207,056
    Cott Corp..................     250,000     2,460,938
    Gulfstream Resources Ltd...      81,000       812,194
                                              -----------
                                                4,480,188
                                              -----------
  BERMUDA -- 0.8%
    Central European Media
      Enterprises Ltd.**.......      33,500     1,130,624
                                              -----------
    Total North America........                16,802,178
                                              -----------

AFRICA -- 3.3%
  SOUTH AFRICA -- 3.3%
    Dimension Data Holdings
      Ltd.**...................     331,400       961,437
    First Nationwide Bank......     320,000     1,963,847
    Investec Bank Ltd..........      16,500       515,510
    Nedcor Ltd.................      78,100     1,324,615
                                              -----------
                                                4,765,409
                                              -----------
    Total Africa...............                 4,765,409
                                              -----------

                                   Number       Market
                                     of          Value
                                   Shares      (Note A)
---------------------------------------------------------
MIDDLE EAST -- 2.2%
  ISRAEL -- 2.2%
    Bank Leumi Le, Israel......     710,579   $ 1,173,316
    Gilat Satellite Networks
      Ltd.**...................      40,000     1,165,000
    Memco Software Ltd.**......      51,000       905,250
                                              -----------
                                                3,243,566
                                              -----------
    Total Middle East..........                 3,243,566
                                              -----------
    Total Equity Securities
      (cost $127,190,473)......               141,839,867
                                              -----------
RIGHTS & WARRANTS -- 0.4%
---------------------------------------------------------
  INDONESIA -- 0.3%
    PT Bank Dagang Nasional
      Indonesia (Rights)**.....     624,375       382,199
                                              -----------
  HONG KONG -- 0.1%
    Guangnan Holdings
      (Warrants)**.............     207,142       135,091
                                              -----------
    Total Rights & Warrants
      (Cost $200,354)..........                   517,290
                                              -----------
---------------------------------------------------------
  TOTAL INVESTMENTS (COST
    $127,390,827*).............       98.4%   142,357,157
  Other Assets in Excess of
    Liabilities................        1.6%     2,393,641
                                 ----------   -----------
  Net Assets...................      100.0%   144,750,798
=========================================================
  * Aggregate cost for federal income tax purposes was
    $125,188,474. The aggregate gross unrealized
    appreciation (depreciation) for all securities is as
    follows:

                              Book Basis     Tax Basis
                              ----------     ---------
Gross Appreciation..........  $17,102,483   $19,323,499
Gross Depreciation..........    2,136,153     2,154,815
                              -----------   -----------
    Net Appreciation........  $14,966,330   $17,168,684
                              ===========   ===========

** Non-income producing security.

      Notes to Financial Statements are an integral part of this Schedule.

--------------------------------------------------------------------------------
                       DRIEHAUS INTERNATIONAL GROWTH FUND
                      SCHEDULE OF INVESTMENTS BY INDUSTRY
                               FEBRUARY 28, 1997
                                  (UNAUDITED)
--------------------------------------------------------------------------------

                                          PERCENT OF
               INDUSTRY                   NET ASSETS
               --------                   ----------
Agricultural..........................        1.3%
Appliances............................        1.0%
Automobiles...........................        3.3%
Banking...............................        3.3%
Beverages.............................        6.7%
Broadcast & Publishing................        3.2%
Computer Manufacturers................        0.2%
Computer Software.....................       10.3%
Construction..........................        0.3%
Data Processing.......................        1.8%
Drugs.................................        0.7%
Electric Equipment....................        2.9%
Electronic Systems/Devices............        2.0%
Energy Sources........................        3.6%
Financial Services....................        8.1%
Foods & Households....................        1.1%
Forest Products.......................        1.3%

                                          PERCENT OF
               INDUSTRY                   NET ASSETS
               --------                   ----------
Leisure & Tourism.....................        3.5%
Machinery.............................        3.2%
Mining................................        1.0%
Multi-Industry........................        3.2%
Real Estate...........................        3.9%
Restaurants...........................        3.8%
Retailing - Foods.....................        4.7%
Retailing - Goods.....................        4.7%
Semi Conductors/Components............        0.1%
Telecommunications....................       13.6%
Telecommunications Equipment..........        0.9%
Transportation........................        2.0%
Transportation Shipping...............        0.5%
Utilities.............................        2.2%
Other Assets Less Liabilities.........        1.6%
                                            ------
TOTAL.................................      100.0%
                                            ======

      Notes to Financial Statements are an integral part of this Schedule.

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
 For the period October 28, 1996 (commencement of operations) through February
                              28, 1997 (Unaudited)
--------------------------------------------------------------------------------

    The Table below sets forth financial data for a share of capital stock outstanding throughout the period presented.

Net asset value, beginning of period........................    $  10.00
                                                                --------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment loss.......................................    $  (0.04)
  Net gains on investments (both realized and unrealized)...        1.16
                                                                --------
    Total from investment operations........................        1.12
                                                                --------
  LESS DISTRIBUTIONS:
  Dividends from net investment income......................          --
  Distributions from capital gains..........................          --
                                                                --------
    Total distributions.....................................          --
                                                                --------
Net asset value, end of period..............................    $  11.12
                                                                ========
Total Return................................................       11.20%**
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)......................    $144,751
  Ratio of expenses to average net assets...................        2.01%*
  Ratio of net investment loss to average net assets........       (1.34)%*
  Portfolio turnover........................................      135.53%**

--------------------------------------------------------------------------------

 * Annualized

** Not Annualized

Average commission rate paid per share on stock transactions for the period ended February 28, 1997 was $0.0027. Foreign commissions usually are lower than U.S. commissions when expressed as cents per share due to the lower per share price of many non-U.S. securities.

This report has been prepared for Shareholders and may be distributed to others only preceded or accompanied by a current prospectus.

      Notes to Financial Statements are an integral part of this Schedule.

--------------------------------------------------------------------------------
                      STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
                         February 28, 1997 (Unaudited)
--------------------------------------------------------------------------------

ASSETS:
    Investments, at market value (Cost $127,390,827)........    $142,357,157
    Cash....................................................         893,021
    Receivables:
         Dividends..........................................          18,318
         Interest...........................................          49,988
         Investment securities sold.........................       4,340,333
    Prepaid insurance.......................................          20,578
    Deferred organizational costs...........................          92,434
                                                                ------------
----------------------------------------------------------------------------
             TOTAL ASSETS...................................     147,771,829
                                                                ------------
----------------------------------------------------------------------------
LIABILITIES:
    Investment securities purchased.........................       2,277,934
    Accrued expenses........................................         176,803
    Payable to affiliates...................................         566,294
                                                                ------------
----------------------------------------------------------------------------
             TOTAL LIABILITIES..............................       3,021,031
                                                                ------------
----------------------------------------------------------------------------
NET ASSETS..................................................    $144,750,798
                                                                ============
SHARES OUTSTANDING..........................................      13,015,084
                                                                ============
NET ASSET VALUE PER SHARE...................................    $      11.12
                                                                ============
============================================================================
NET ASSETS CONSISTED OF THE FOLLOWING AT FEBRUARY 28, 1997:
    Paid-in capital.........................................    $133,449,095
    Undistributed net investment loss.......................        (492,085)
    Undistributed net realized loss*........................      (2,837,441)
    Undistributed net realized foreign exchange loss........        (334,839)
    Unrealized foreign exchange loss........................            (262)
    Unrealized appreciation on investments..................      14,966,330
                                                                ------------
             NET ASSETS.....................................    $144,750,798
                                                                ============
* Undistributed net realized gain for federal income tax
  purposes was $588,563.
============================================================================

     Notes to Financial Statements are an integral part of this Statement.

--------------------------------------------------------------------------------
                            STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
 For the period October 28, 1996 (commencement of operations) through February
                              28, 1997 (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
    Income:
         Dividends..........................................    $   119,888
         Interest...........................................        125,374
                                                                -----------
---------------------------------------------------------------------------
           Total income.....................................        245,262
                                                                -----------
---------------------------------------------------------------------------
    Expenses:
         Investment advisory fee............................        548,536
         Administration fee (net of waived fees of
         $11,100)...........................................         45,749
         Professional fees..................................         23,645
         Federal and state registration fees................         15,154
         Custodian fee......................................         61,246
         Transfer agent fees................................            900
         Trustees' fees.....................................         13,052
         Amortization of organization costs.................          7,566
         Miscellaneous......................................         21,499
                                                                -----------
---------------------------------------------------------------------------
           Total expenses...................................        737,347
                                                                -----------
---------------------------------------------------------------------------
                  Net investment loss.......................       (492,085)
                                                                -----------
---------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Net realized loss from security transactions............     (2,837,441)
    Net realized foreign exchange loss......................       (334,839)
    Net unrealized foreign exchange loss....................           (262)
    Change in unrealized appreciation of investments........     14,966,330
                                                                -----------
---------------------------------------------------------------------------
                  Net gain on investments...................     11,793,788
                                                                -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........    $11,301,703
                                                                ===========
===========================================================================

     Notes to Financial Statements are an integral part of this Statement.

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
 For the period October 28, 1996 (commencement of operations) through February
                              28, 1997 (Unaudited)
--------------------------------------------------------------------------------

INCREASE IN NET ASSETS:
    Operations:
         Net investment loss................................               $   (492,085)
         Net realized loss from security transactions.......                 (2,837,441)
         Net realized foreign exchange loss.................                   (334,839)
         Net unrealized foreign exchange loss...............                       (262)
         Change in unrealized appreciation of investments...                 14,966,330
                                                                           ------------
-----------------------------------------------------------------------------------------------
             Net increase in net assets resulting from
               operations...................................                 11,301,703
                                                                           ------------
-----------------------------------------------------------------------------------------------
    Capital share transactions:
         Net increase in net assets derived from capital
           share transactions...............................                133,348,683
                                                                           ------------
         Total increase in net assets.......................                144,650,386
                                                                           ------------
-----------------------------------------------------------------------------------------------
NET ASSETS:
-----------------------------------------------------------------------------------------------
    Beginning of period.....................................                    100,412
                                                                           ------------
    End of period...........................................               $144,750,798
                                                                           ============
===============================================================================================

    Capital share transactions are as follows:

                                                                  SHARES            VALUE
                                                                ----------       ------------
         Shares purchased...................................    13,027,460       $133,578,683
         Shares reinvested..................................            --                 --
         Shares redeemed....................................       (22,417)          (230,000)
                                                                ----------       ------------
             Net increase from capital share transactions...    13,005,043       $133,348,683
                                                                ==========       ============
=============================================================================================

     Notes to Financial Statements are an integral part of this Statement.

--------------------------------------------------------------------------------
                       DRIEHAUS INTERNATIONAL GROWTH FUND
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)
--------------------------------------------------------------------------------

A. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
ORGANIZATION

    The Driehaus International Growth Fund (the "Fund") is a series of the Driehaus Mutual Funds (the "Trust"), an open-end management investment company. The Trust is a Delaware business trust organized under an Agreement and Declaration of Trust dated May 31, 1996 and may issue an unlimited number of full and fractional units of beneficial interest (shares) without par value. The Fund was seeded on September 13, 1996 with the sale and issuance of 10,000 shares of its common stock to Richard H. Driehaus, the Chairman of the Board and President of the Fund. The Fund commenced operations on October 28, 1996, as the successor to the assets of the Driehaus International Large Cap Fund, L.P. (the "Partnership"), a limited partnership organized on July 1, 1990, through a transfer of $85,727,972 of assets in exchange for 8,572,797.2 shares of the Fund.

    The Fund's investment objective is to maximize capital appreciation by investing primarily in the equity securities of foreign companies with market capitalizations of more than $300 million (U.S.) using growth style investment criteria.

    The year end of the Fund is August 31.

SECURITIES VALUATION AND TRANSACTIONS

    Depending upon local convention or regulation, equity securities may be valued at the last sale price, last bid price, or the mean between the last bid and asked prices as of, in each case, the close of the appropriate exchange or other designated time. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Trust's Board of Trustees.

    Securities transactions are accounted for on trade date. The cost of investments sold is determined by the use of specific identification method for both financial reporting and income tax purposes. Interest income is recorded on an accrual basis. Dividend income, net of non-reclaimable foreign taxes withheld, is recorded on the ex-dividend date. For the period from inception to February 28, 1997, $30,333 of non-reclaimable foreign taxes were withheld.

    The Fund determines income and expenses, daily. This change in net asset value is allocated daily.

FEDERAL INCOME TAXES

    No provision is made for Federal income taxes as it is the Fund's intention to qualify as a regulated investment company and to make all the required distributions to its shareholders in amounts sufficient to relieve the Fund from all or substantially all Federal income and excise taxes.

FOREIGN CURRENCY TRANSLATION

    Foreign currency is translated into U.S. dollar values based upon the current rates of exchange on the date of the Fund's valuation. Net realized foreign exchange gains or losses which are reported by the Fund result from sales of foreign currencies, currency gains and losses arising from changes in exchange rates between the trade and settlement dates on forward contracts underlying securities transactions, and the difference between the amounts accrued for dividends, interest, and reclaimable foreign withholding taxes and the amounts actually received or paid in U.S. dollars for these items. Net unrealized foreign exchange gains and losses result from changes in the U.S. dollar value of assets and liabilities, (other than investments in securities) which are denominated in foreign currencies, as a result of changes in exchange rates.

--------------------------------------------------------------------------------
                       DRIEHAUS INTERNATIONAL GROWTH FUND
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                                  (UNAUDITED)
--------------------------------------------------------------------------------

    The Fund does not isolate that portion of the results of operations which results from fluctuations in foreign exchange rates on investments held. These fluctuations are included with the net realized and unrealized gains or losses which result from changes in the market prices of investments.

DEFERRED ORGANIZATION COSTS

    Organization costs incurred by the Fund have been deferred and are amortized over a period of 60 months from the date the Fund commenced operations.

USE OF ESTIMATES

    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of net increases or decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

B. INVESTMENT ADVISORY FEES, ADMINISTRATIVE FEES AND TRANSACTIONS WITH
   AFFILIATES

    Richard H. Driehaus, the Chairman and President of the Fund, is also the Chairman of the Board, director, and sole shareholder of Driehaus Capital Management, Inc., a registered investment adviser, and of Driehaus Securities Corporation, a registered broker-dealer.

    Driehaus Capital Management, Inc. ("DCM") serves as the Fund's investment adviser. In return for its services to the Fund, DCM receives a monthly fee, computed and accrued daily at an annual rate of 1.5% of average net assets. The amount accrued to DCM during the period from inception to February 28, 1997 is $548,536 and is included in Payable to affiliates. DCM agreed to reduce its fee and absorb other operating expenses to the extent necessary to ensure that the total Fund operating expenses (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures and extraordinary expenses) will not exceed 2.25% of the average net assets of the Fund on an annual basis for the first twelve months of the Fund's operations after the effective date of the Fund's registration statement. As of February 28, 1997, no fees have yet been absorbed.

    PFPC Inc., a wholly owned, indirect subsidiary of PNC Bank, serves as the Fund's administrative and accounting agent. In compensation for its services, PFPC receives a monthly fee based upon average net assets, with a minimum monthly fee of $9,500, plus out-of-pocket expenses. PFPC has agreed to waive a portion of its minimum fees during the first year of the Fund's operations. As of February 28, 1997, $11,100 has been waived. PFPC Inc. also acts as the Fund's transfer agent and dividend disbursing agent.

    DCM advanced certain organization costs to the Fund. As of February 28, 1997, $17,758 of organizational costs advanced is included in Payable to affiliates.

    Certain officers of the Trust are also officers of the Adviser. No such officers received compensation from the Fund.

    Driehaus Securities Corporation ("DSC") acts as the Fund's distributor and underwriter. In addition, DSC executes all domestic exchange agency trades for the Fund in American Depository Receipts (ADR'S) or other publicly traded equity interests representing shares in foreign companies and, if applicable, any U.S. securities the Fund might trade. For these brokerage services, DSC charges commissions at a rate equal to 8 cents/share. For the period ended February 28, 1997, DSC received $74,960 in commissions. A portion of these commissions is paid to DSC's clearing broker for clearing charges.

--------------------------------------------------------------------------------
                       DRIEHAUS INTERNATIONAL GROWTH FUND
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                                  (UNAUDITED)
--------------------------------------------------------------------------------

C. INVESTMENT TRANSACTIONS

    The aggregate purchases, excluding the securities transferred from the Partnership, and sales of investments securities, other than short-term obligations, for the period October 28, 1996 through February 28, 1997, were as follows:

Purchases              --     $188,868,026
Sales                  --     $141,202,069

D. RESTRICTED SECURITIES

    The Fund may purchase securities that have been privately placed but that are eligible for purchase and sale under rule 144A under the Securities and Exchange Act of 1933. At February 28, 1997, there were no such securities in the Fund's portfolio.

E. OFF BALANCE SHEET RISKS

    The Fund's investments in foreign securities may entail risks due to the potential for political and economic instability in the countries where the issuers of these securities are located. In addition, foreign exchange fluctuations could affect the value of positions held. These risks are generally intensified in emerging markets. It is the Advisor's policy to continuously monitor its exposure to these risks.

   Directors & Officers

   Richard H. Driehaus
   Chairman of the Board & President

   Arthur B. Mellin
   Trustee

   Robert F. Moyer
   Vice President & Trustee

   A.R. Umans
   Trustee

   Daniel Zemanek
   Trustee

   William R. Andersen
   Vice President

   Diane L. Wallace
   Vice President & Treasurer

   Mary H. Weiss
   Vice President & Secretary

   Investment Adviser

   DRIEHAUS CAPITAL
   MANAGEMENT, INC.
   25 East Erie Street
   Chicago, IL 60611

   Distributor

   DRIEHAUS SECURITIES
   CORPORATION
   25 East Erie Street
   Chicago, IL 60611

   Administrator

   PFPC INC.
   400 Bellevue Parkway
   Suite 108
   Wilmington, DE 19809

   Custodian

   MORGAN STANLEY
   TRUST COMPANY
   One Pierrepont Plaza
   Brooklyn, NY 11201

                           DRIEHAUS MUTUAL FUNDS LOGO

                       DRIEHAUS INTERNATIONAL GROWTH FUND

                                Distributed by:
                        DRIEHAUS SECURITIES CORPORATION

                               SEMI-ANNUAL REPORT
                                TO SHAREHOLDERS
                               FEBRUARY 28, 1997